SUPPLEMENT DATED JANUARY 13, 2006

TO

PROSPECTUS DATED MAY 2, 2005

FOR

FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE

FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

  Effective February 1, 2006, the investment objective for AllianceBernstein Global Technology Portfolio is changed to long-term growth of capital.

  Effective February 1, 2006, the investment objective for AllianceBernstein Growth and Income Portfolio is changed to long-term growth of capital.

  Effective February 6, 2006, Scudder VIT Funds will be DWS Investments VIT Funds. Scudder Variable Series II will be DWS Variable Series II. Additionally, the following funds will change names in accordance with the table below.

CURRENT NAME	NEW NAME
Scudder VIT Small Cap Index Fund	DWS Small Cap Index VIP
SVS Dreman Small Cap Value Portfolio	DWS Dreman Small Cap Value VIP

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.